Offerings - Offering: 1	May 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock of Take-Two Interactive Software, Inc., par value $.01 per share
Amount Registered | shares	5,462,500
Proposed Maximum Offering Price per Unit	225
Maximum Aggregate Offering Price	$ 1,229,062,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 188,169.47
Offering Note
(1)	Includes 712,500 shares of common stock of the registrant issuable upon exercise of the underwriters’ option to purchase additional shares of common stock.
(2)
The filing fee is calculated in accordance with 457(r) of the Securities Act of 1933, as amended. In accordance with Rule 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-284748 filed on February 7, 2025.